Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	¥ 16,636	¥ 12,016	¥ 6,423
Total gains (losses)
Included in income (loss)	(5,986)	3,432	2,142
Included in other comprehensive income (loss)	227	(228)	58
Purchases and issuances	4,055	2,575	3,607
Settlements	(4,083)	(3,134)	(3,906)
Other	2,478	1,975	3,692
Balance at end of year	13,327	16,636	12,016
Derivative financial instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	7,544	5,127	4,739
Total gains (losses)
Included in income (loss)	(5,953)	3,460	2,118
Settlements	(1,169)	(1,579)	(2,343)
Other	588	536	613
Balance at end of year	1,010	7,544	5,127
Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	9,092	6,889	1,684
Total gains (losses)
Included in income (loss)	(33)	(28)	24
Included in other comprehensive income (loss)	227	(228)	58
Purchases and issuances	4,055	2,575	3,607
Settlements	(2,914)	(1,555)	(1,563)
Other	1,890	1,439	3,079
Balance at end of year	¥ 12,317	¥ 9,092	¥ 6,889